The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of July 31, 2022 (Unaudited)

	Shares	Value ($)
Poland 49.6%
Common Stocks
Banks 10.4%
Bank Polska Kasa Opieki SA	110,000	1,736,730
Powszechna Kasa Oszczednosci Bank Polski SA*	275,000	1,553,448
Santander Bank Polska SA	20,000	1,012,876
		4,303,054
Construction & Engineering 0.7%
Budimex SA†	5,000	272,847

Diversified Telecommunication Services 2.7%
Orange Polska SA	853,511	1,106,032

Entertainment 1.5%
CD Projekt SA	31,000	607,189

Food & Staples Retailing 6.0%
Dino Polska SA 144A*	22,500	1,754,362
Eurocash SA*†	276,733	685,222
		2,439,584
Insurance 5.1%
Powszechny Zaklad Ubezpieczen SA	320,000	2,089,942

Internet & Direct Marketing Retail 4.1%
Allegro.eu SA 144A*†	310,000	1,673,932

Media 1.9%
Cyfrowy Polsat SA	185,000	797,252

Metals & Mining 2.7%
KGHM Polska Miedz SA	45,000	1,120,559

Oil, Gas & Consumable Fuels 10.6%
Polski Koncern Naftowy ORLEN SA	200,000	3,257,770
Polskie Gornictwo Naftowe i Gazownictwo SA*	750,000	1,119,104
		4,376,874
Textiles, Apparel & Luxury Goods 3.9%
LPP SA	750	1,599,066
Total Poland (Cost $26,463,641)		20,386,331

Hungary 18.2%
Common Stocks
Banks 5.1%
OTP Bank Nyrt	101,478	2,083,284

Diversified Telecommunication Services 0.8%
Magyar Telekom Telecommunications PLC (ADR)	390,433	308,473

Oil, Gas & Consumable Fuels 7.2%
MOL Hungarian Oil & Gas PLC	405,985	2,982,814

Pharmaceuticals 5.1%
Richter Gedeon Nyrt	103,475	2,112,509
Total Hungary (Cost $8,551,567)		7,487,080

Czech Republic 11.9%
Common Stocks
Banks 4.5%
Moneta Money Bank AS 144A	553,432	1,838,584

Electric Utilities 7.4%
CEZ AS	67,861	3,072,452
Total Czech Republic (Cost $4,754,341)		4,911,036

	Shares	Value ($)
Moldova 3.7%
Common Stocks
Beverages 3.7%
Purcari Wineries PLC (Registered) (Cost $1,777,432)	797,597	1,529,909

France 3.2%
Common Stocks
Oil, Gas & Consumable Fuels 3.2%
TotalEnergies SE (Cost $1,286,009)	26,000	1,319,376

Austria 3.1%
Common Stocks
Oil, Gas & Consumable Fuels 3.1%
OMV AG (Cost $1,382,735)	30,500	1,288,324

United Kingdom 1.7%
Common Stocks
Multiline Retail 1.7%
Pepco Group NV 144A* (Cost $1,015,841)	95,000	695,037

Russia 0.9%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC* (a)	3,600,000	0
TCS Group Holding PLC (GDR) (Registered)* (a)	87,331	0
		0
Chemicals 0.0%
PhosAgro PJSC (GDR)* (a)	576	0
PhosAgro PJSC (GDR) (Registered) (a)	89,424	0
		0
Food & Staples Retailing 0.0%
Magnit PJSC (GDR) (Registered) (a)	319,550	0
X5 Retail Group NV (GDR) (Registered) (a)	137,884	0
		0
Interactive Media & Services 0.0%
Yandex NV ''A''* (a)	188,000	0

Internet & Direct Marketing Retail 0.0%
Ozon Holdings PLC (ADR)* (a)	60,000	0

Metals & Mining 0.9%
Alrosa PJSC (a)	1,670,000	0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered) (a)	74,569	0
MMC Norilsk Nickel PJSC (ADR) (a)	50,000	0
Polymetal International PLC	150,000	356,031
Polyus PJSC (GDR) (Registered) (a)	20,000	0
		356,031
Multiline Retail 0.0%
Fix Price Group Ltd. (GDR) (Registered) (a)	125,000	0

Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC (ADR)* (a)	2,500,000	0
Lukoil PJSC (ADR) (a)	209,500	0
Novatek PJSC (GDR) (Registered) (a)	37,500	0
Tatneft PJSC (ADR)† (a)	100,000	0
		0
Wireless Telecommunication Services 0.0%
Mobile Telesystems PJSC (ADR) (a)	250,000	0
Total Russia (Cost $67,218,466)		356,031

Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 1.55% (Cost $1,436,017) (b) (c)	1,436,017	1,436,017

	Shares	Value ($)
Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 1.62% (Cost $2,598,560) (c)	2,598,562	2,598,560

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $116,484,609)	102.1	42,007,701
Other Assets and Liabilities, Net	(2.1)	(861,962)
Net Assets	100.0	41,145,739

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2022	Value ($) at 7/31/2022
Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 1.55% (b) (c)
12,146,440	-	10,710,423 (d)	–	–	15,285	–	1,436,017	1,436,017
Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 1.62% (c)
2,928,418	38,160,229	38,490,087	–	–	6,265	–	2,598,562	2,598,560
15,074,858	38,160,229	49,200,510	–	–	21,550	–	4,034,579	4,034,577

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2022 amounted to $1,178,892, which is 2.9% of net assets.
(a)	Investment was valued using significant unobservable inputs.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2022.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry subgroup level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Investments in funds involve risk. Additional risks of the Fund are associated with international investing, such as currency fluctuations, currency and capital controls, political and economic changes, market risks, government regulations and differences in liquidity, which may increase the volatility of your investment. Foreign security markets generally exhibit greater price volatility and are less liquid than the U.S. market. Additionally, the Fund focuses its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region and potentially subjecting the Fund's shares to greater price volatility. Some funds have more risk than others. These include funds, such as the Fund, that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization, or foreign securities (e.g., political, or economic instability, which can be accentuated in emerging market countries).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Poland	$20,386,331	$—	$—	$20,386,331
Hungary	7,487,080	—	—	7,487,080
Czech Republic	4,911,036	—	—	4,911,036
Moldova	1,529,909	—	—	1,529,909
France	1,319,376	—	—	1,319,376
Austria	1,288,324	—	—	1,288,324
United Kingdom	695,037	—	—	695,037
Russia	356,031	—	0	356,031
Short-Term Instruments (e)	4,034,577	—	—	4,034,577
Total	$42,007,701	$—	$0	$42,007,701

(e) See Schedule of Investments for additional detailed categorizations.

During the period ended July 31, 2022, the amount of transfers between Level 1 and Level 3 was $130,828,365. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CEE-PH3

R -080548-1 (1/23)